PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Expenses) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension plans
Disclosure Of Defined Benefit Plans Expense [Line Items]
Current service cost	$ 3	$ 3	$ 3
Past service cost (recovery)	(1)	0	1
Interest expense	2	2	1
Administrative expense	1	1	1
Post-employment benefit expense, defined benefit plans	5	6	6
Remeasurement of net defined benefit liability
Return on plan assets	(8)	(2)	(1)
Actuarial changes arising from changes in demographic assumptions	1	(1)	2
Actuarial changes arising from changes in financial assumptions	7	5	(2)
Experience adjustments	0	0	2
Gain (loss) on remeasurement, net defined benefit liability (asset)	0	2	1
Defined benefit expense gain loss recognized, net	5	8	7
Defined benefit nonpension plans
Disclosure Of Defined Benefit Plans Expense [Line Items]
Current service cost	1	1	1
Past service cost (recovery)	0	0	(1)
Interest expense	3	3	2
Administrative expense	0	0	0
Post-employment benefit expense, defined benefit plans	4	4	2
Remeasurement of net defined benefit liability
Return on plan assets	0	0	0
Actuarial changes arising from changes in demographic assumptions	(2)	(1)	(5)
Actuarial changes arising from changes in financial assumptions	3	1	(1)
Experience adjustments	1	0	0
Gain (loss) on remeasurement, net defined benefit liability (asset)	2	0	(6)
Defined benefit expense gain loss recognized, net	$ 6	$ 4	$ (4)